Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of Federal Statutory Income Tax Provision To Company's Actual Provision
A reconciliation of the federal statutory income tax provision to the Company’s actual provision for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Benefit at federal statutory tax rate	$680,000	$648,000	$185,000
Unbenefited operating losses	(680,000)	(648,000)	(185,000)
Income tax provision	$—	$—	$—

Schedule of Deferred Tax Assets

The components of net deferred tax assets recognized in the accompanying consolidated balance sheets at December 31, 2012 and 2011 are as follows:

	2012	2011	2010
Net operating loss carryforwards	$3,380,000	$2,896,000	$2,867,000
Accrued expenses and other	676,000	588,000	30,000
Accounts receivable	60,000	37,000	—
Inventory	130,000	139,000	—
Depreciation	94,000	184,000	13,000
	4,340,000	3,844,000	2,910,000
Valuation allowance	(4,340,000)	(3,844,000)	(2,910,000)
Net deferred tax asset	$—	$—	$—